FAIR VALUE OPTION - Schedule of Fair Value Option (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 1,041,877	$ 917,757	$ 472,915
Digital financial assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	514,479	359,664	74,386
Investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 527,398	$ 558,093	$ 398,529